Fixed Assets (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets consisted of the following (in thousands):

	March 31, 2023	March 31, 2022
Laboratory equipment	$1,575	$1,171
Furniture and fixtures	66	38
Computer software and equipment	537	524
Fixed Assets, gross	2,178	1,733
Less accumulated depreciation	(1,276)	(1,071)
Fixed Assets, net	$902	$662